Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 14, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Recognition of net deferred tax liabilities upon C-corporation conversion	$ 321,100	$ 321,100	$ 0	$ 0	$ 321,054
Total Deferred Tax Liabilities		462,300	391,308	438,957
Deferred tax assets		$ 14,000	$ 343,028	$ 353,588
One Time Expense [Member]
Income Tax [Line Items]
Recognition of net deferred tax liabilities upon C-corporation conversion					321,100
Total Deferred Tax Liabilities					462,300
Deferred tax assets					14,000
Tax benefit					$ 127,200